Financial instruments and financial risk management - Foreign currency risk (Details) € in Millions, £ in Millions, $ in Millions	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 € / $	Mar. 31, 2019 € / £	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 € / $	Mar. 31, 2018 € / £	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 GBP (£)	Mar. 31, 2017 € / $	Mar. 31, 2017 € / £	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Year end foreign currency rate		1.1217	0.8606				1.2321	0.8756				1.0691	0.8555
Monetary assets	£ 17.0			$ 485.2	€ 452.1	£ 12.2			$ 168.0	€ 150.2	£ 8.0			$ 10.6	€ 19.4
Monetary liabilities				202.4	180.5				246.1	199.8				288.8	270.1
Assets measured at fair value					536.2					214.7					309.3
Cross currency interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value					1.7					0.3					11.3
Cash and liquid resources | GBP
Disclosure of detailed information about financial instruments [line items]
Monetary assets	£ 17.0				19.6	£ 12.2				13.9	£ 8.0				9.4
Cash and liquid resources | USD
Disclosure of detailed information about financial instruments [line items]
Monetary assets				$ 485.2	€ 432.5				$ 168.0	€ 136.3				$ 10.6	€ 10.0